General information (Details)	12 Months Ended
Dec. 31, 2025 CrudeCarrier Subsidiaries t
Disclosure of subsidiaries [abstract]
Number of subsidiaries	34
Number of wholly owned subsidiaries	33
Number of large crude carriers | CrudeCarrier	22
Total carrying capacity | t	6,840,114
Top of Range [Member]
Disclosure of subsidiaries [abstract]
Weight of tankers | t	320,000
Bottom of Range [Member]
Disclosure of subsidiaries [abstract]
Weight of tankers | t	270,000
Marshall Island [Member]
Disclosure of subsidiaries [abstract]
Number of wholly owned subsidiaries	27
Number of vessel-owning subsidiaries	27
Number of newbuilding subsidiaries	4
Number of vessel sold subsidiaries	1
Singapore [Member]
Disclosure of subsidiaries [abstract]
Number of wholly owned subsidiaries	4
Monegasque [Member]
Disclosure of subsidiaries [abstract]
Ownership interest	99.00%
Norway [Member]
Disclosure of subsidiaries [abstract]
Number of wholly owned subsidiaries	1
India [Member]
Disclosure of subsidiaries [abstract]
Number of wholly owned subsidiaries	1